Prepayments, receivables and other assets (Tables)	12 Months Ended
Mar. 31, 2019
Prepayments, receivables and other assets
Schedule of components of prepayments, receivables and other assets

	As of March 31,
	2018	2019
	(in millions of RMB)
Current:
Accounts receivable, net of allowance	7,284	13,771
Inventories	4,535	8,534
Amounts due from related companies (i)	8,080	7,445
VAT receivables, net of allowance (ii)	8,915	7,347
Prepaid cost of revenue, sales and marketing and other expenses	4,283	7,049
Advances to/receivables from customers, merchants and others	3,700	4,689
Deferred direct selling costs (iii)	1,643	1,990
Licensed copyrights (Note 2(y))	964	1,126
Interest receivables	672	867
Loan receivables, net	419	490
Others	2,733	5,282
	43,228	58,590
Non-current:
Prepayment for acquisition of property and equipment	5,933	7,643
Film costs and prepayment for licensed copyrights and others	5,614	7,205
Land use rights, net (iv)	9,377	6,419
Deferred tax assets (Note 7)	2,182	2,533
Fair value of interest rate swap contracts	542	331
Deferred direct selling costs (iii)	188	281
Others	2,438	3,606
	26,274	28,018

(i)

Amounts due from related companies primarily represent balances arising from transactions with Ant Financial and its subsidiaries (Notes 4(a) and 21). The balances are unsecured, interest free and repayable within the next twelve months.

(ii)

VAT receivables mainly represent VAT receivable from relevant PRC tax authorities arising from the Company’s VAT refund service. The Company provides advance settlement of relevant VAT refund amounts to its customers prior to receiving the VAT refund from tax authorities. To provide this service, the Company relies on short-term banking facilities and takes on credit risk if the Company fails to recover the prepaid VAT amount.

(iii)

The Company is obligated to pay certain costs upon the receipt of membership fees from merchants or other customers, which primarily consist of sales commissions. The membership fees are initially deferred and recognized as revenue in the consolidated income statements in the period in which the services are rendered. As such, the related costs are also initially deferred and recognized in the consolidated income statements in the same period as the related service fees are recognized.

(iv)

As of March 31, 2019, the Company revised the presentation to report land use rights under prepayments, receivables and other assets on the consolidated balance sheet. Accordingly, land use rights, net as of March 31, 2018 in the amount of RMB9,377 million was reclassified to prepayments, receivables and other assets to conform with the current year presentation.